Segment Report (Details) t in Thousands, R in Millions	12 Months Ended
	Jun. 30, 2022 ZAR (R) t kg	Jun. 30, 2021 ZAR (R) t kg	Jun. 30, 2020 ZAR (R) kg t
Disclosure of operating segments [line items]
Revenue	R 42,645	R 41,733	R 29,245
Production costs	33,099	29,774	22,048
Production profit/(loss)	9,546	11,959	7,197
Assets	46,808	48,803	44,692
Capital expenditure	R 6,192	R 5,103	R 3,553
Kilograms produced | kg	46,236	47,755	37,863
Tonnes milled | t	53,801	49,253	25,429
Operating segments
Disclosure of operating segments [line items]
Revenue	R 41,742	R 40,698	R 28,307
Production costs	32,196	28,739	21,110
Production profit/(loss)	9,546	11,959	7,197
Segment assets	25,592	26,856	22,070
Capital expenditure	R 6,192	R 5,103	R 3,553
Kilograms produced | kg	46,236	47,755	37,863
Tonnes milled | t	53,801	49,253	25,429
Reconciliation of segment information to the consolidated income statement and balance sheet
Disclosure of operating segments [line items]
Revenue	R 903	R 1,035	R 938
Production costs	903	1,035	938
Production profit/(loss)	0	0	0
Unallocated amounts
Disclosure of operating segments [line items]
Assets	21,216	21,947	22,622
South Africa | Operating segments
Disclosure of operating segments [line items]
Revenue	38,583	36,670	24,559
Production costs	30,074	27,020	19,471
Production profit/(loss)	8,509	9,650	5,088
Segment assets	21,451	23,728	18,260
Capital expenditure	R 4,943	R 3,843	R 2,594
Kilograms produced | kg	42,529	43,066	32,991
Tonnes milled | t	50,572	45,833	21,523
South Africa | Operating segments | Tshepong Operations
Disclosure of operating segments [line items]
Revenue	R 6,351	R 6,214	R 5,452
Production costs	5,084	4,865	4,298
Production profit/(loss)	1,267	1,349	1,154
Segment assets	3,779	6,541	6,733
Capital expenditure	R 1,514	R 1,112	R 930
Kilograms produced | kg	7,022	7,419	7,293
Tonnes milled | t	1,561	1,558	1,417
South Africa | Operating segments | Moab Khotsong
Disclosure of operating segments [line items]
Revenue	R 5,779	R 6,048	R 5,008
Production costs	4,038	3,842	3,344
Production profit/(loss)	1,741	2,206	1,664
Segment assets	4,324	4,008	3,842
Capital expenditure	R 894	R 633	R 498
Kilograms produced | kg	6,508	7,166	6,592
Tonnes milled | t	959	903	746
South Africa | Operating segments | Mponeng
Disclosure of operating segments [line items]
Revenue	R 5,620	R 4,750	R 0
Production costs	4,487	2,938	0
Production profit/(loss)	1,133	1,812	0
Segment assets	4,433	4,321	0
Capital expenditure	R 605	R 493	R 0
Kilograms produced | kg	6,086	5,446	0
Tonnes milled | t	840	683	0
South Africa | Operating segments | Bambanani1
Disclosure of operating segments [line items]
Revenue	R 1,286	R 1,687	R 1,591
Production costs	1,163	1,156	1,040
Production profit/(loss)	123	531	551
Segment assets	0	327	443
Capital expenditure	R 25	R 71	R 50
Kilograms produced | kg	1,433	1,992	2,132
Tonnes milled | t	176	227	200
South Africa | Operating segments | Joel [Member]
Disclosure of operating segments [line items]
Revenue	R 1,411	R 1,199	R 1,037
Production costs	1,308	1,124	1,010
Production profit/(loss)	103	75	27
Segment assets	1,244	1,166	1,080
Capital expenditure	R 225	R 172	R 151
Kilograms produced | kg	1,556	1,424	1,391
Tonnes milled | t	434	359	349
South Africa | Operating segments | Doornkop
Disclosure of operating segments [line items]
Revenue	R 3,106	R 3,077	R 2,270
Production costs	2,453	2,140	1,730
Production profit/(loss)	653	937	540
Segment assets	3,222	2,994	2,841
Capital expenditure	R 491	R 425	R 281
Kilograms produced | kg	3,444	3,670	2,994
Tonnes milled | t	874	851	681
South Africa | Operating segments | Target 1
Disclosure of operating segments [line items]
Revenue	R 1,648	R 1,410	R 1,524
Production costs	1,812	1,667	1,499
Production profit/(loss)	(164)	(257)	25
Segment assets	1,517	1,367	1,276
Capital expenditure	R 384	R 368	R 347
Kilograms produced | kg	1,800	1,603	2,244
Tonnes milled | t	455	488	543
South Africa | Operating segments | Kusasalethu
Disclosure of operating segments [line items]
Revenue	R 4,139	R 3,400	R 2,293
Production costs	3,086	2,955	2,577
Production profit/(loss)	1,053	445	(284)
Segment assets	822	1,057	1,253
Capital expenditure	R 210	R 205	R 188
Kilograms produced | kg	4,567	3,999	3,015
Tonnes milled | t	607	708	615
South Africa | Operating segments | Masimong
Disclosure of operating segments [line items]
Revenue	R 1,733	R 1,636	R 1,401
Production costs	1,504	1,427	1,258
Production profit/(loss)	229	209	143
Segment assets	17	26	41
Capital expenditure	R 49	R 29	R 24
Kilograms produced | kg	1,910	2,012	1,999
Tonnes milled | t	486	510	489
South Africa | Operating segments | Unisel2
Disclosure of operating segments [line items]
Revenue	R 0	R 224	R 681
Production costs	0	182	580
Production profit/(loss)	0	42	101
Segment assets	0	0	6
Capital expenditure	R 0	R 0	R 7
Kilograms produced | kg	0	247	982
Tonnes milled | t	0	57	219
South Africa | Operating segments | All other surface operations
Disclosure of operating segments [line items]
Revenue	R 4,868	R 5,136	R 3,302
Production costs	3,551	3,587	2,135
Production profit/(loss)	1,317	1,549	1,167
Segment assets	1,066	890	745
Capital expenditure	R 282	R 265	R 118
Kilograms produced | kg	5,304	6,031	4,349
Tonnes milled | t	20,737	21,824	16,264
South Africa | Operating segments | Mine Waste Solutions
Disclosure of operating segments [line items]
Revenue	R 2,642	R 1,889	R 0
Production costs	1,588	1,137	0
Production profit/(loss)	1,054	752	0
Segment assets	1,027	1,031	0
Capital expenditure	R 264	R 70	R 0
Kilograms produced | kg	2,899	2,057	0
Tonnes milled | t	23,443	17,665	0
Foreign operations | Operating segments
Disclosure of operating segments [line items]
Revenue	R 3,159	R 4,028	R 3,748
Production costs	2,122	1,719	1,639
Production profit/(loss)	1,037	2,309	2,109
Segment assets	4,141	3,128	3,810
Capital expenditure	R 1,249	R 1,260	R 959
Kilograms produced | kg	3,707	4,689	4,872
Tonnes milled | t	3,229	3,420	3,906
Foreign operations | Operating segments | Hidden Valley
Disclosure of operating segments [line items]
Revenue	R 3,159	R 4,028	R 3,748
Production costs	2,122	1,719	1,639
Production profit/(loss)	1,037	2,309	2,109
Segment assets	4,141	3,128	3,810
Capital expenditure	R 1,249	R 1,260	R 959
Kilograms produced | kg	3,707	4,689	4,872
Tonnes milled | t	3,229	3,420	3,906